Exceptional items	6 Months Ended
Dec. 31, 2019
Exceptional Items [Abstract]
Exceptional items
Exceptional items

Exceptional items are those that in management’s judgement need to be disclosed separately. See page 45 for the definition of exceptional items and the criteria used to determine whether an exceptional item is accounted for as operating or non-operating.

	Six months ended 31 December 2019	Six months ended 31 December 2018
	£ million	£ million
Items included in operating profit
Impairment of Old Tavern brand	(59)	—
Guaranteed minimum pension equalisation	—	(21)
	(59)	(21)
Non-operating items
Acquisition/sale of businesses
Step up acquisitions	8	—
Loss on the expected sale of United National Breweries	(7)	(8)
Loss on disposal of associate	(1)	—
Portfolio of 19 brands	—	154
	—	146
Exceptional items before taxation	(59)	125
Items included in taxation
Tax on exceptional operating items	14	4
Tax on exceptional non-operating items	—	(34)
	14	(30)
Total exceptional items	(45)	95
Attributable to:
Equity shareholders of the parent company	(25)	95
Non-controlling interests	(20)	—
Total exceptional items	(45)	95

Exceptional items included in operating profit are charged to other operating expenses.